Taxation - Movement of the valuation allowances (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Balance as of January 1,	¥ (537,638)	¥ (486,248)
Change of valuation allowance	(71,009)	(51,390)
Balance as of December 31,	¥ (608,647)	¥ (537,638)